Debt (Tables) (Lazy Days' R.V. Center, Inc.)	6 Months Ended	12 Months Ended
	Jun. 30, 2018	Dec. 31, 2017
Schedule of Floor Plan Notes Payable

The M&T Floor Plan Line of Credit consists of the following as of June 30, 2018:

Successor
As of June 30, 2018
(unaudited)
Floor plan notes payable, gross	$95,781
Debt discount	(511)
Floor plan notes payable, net of debt discount	$95,270

Schedule of Long Term Debt

Long-term debt consists of the following as of June 30, 2018:

	Successor
	As of June 30, 2018
	(Unaudited)
	Gross Principal Amount	Debt Discount	Total Debt, Net of Debt Discount

Term loan	$19,275	$(51)	$19,224
Capital lease obligation-equipment	5	-	5
Total long-term debt	19,280	(51)	19,229
Less: current portion	2,905	-	2,905
Long term debt, non-current	$16,375	$(51)	$16,324

Lazydays' RV Center Inc [Member]
Schedule of Floor Plan Notes Payable

Floor plan notes payable consist of the following:

	As of December 31,
	2017	2016
Floor plan notes payable, gross	$105,207	$95,999
Debt discount	(231)	(317)
Floor plan notes payable, net of debt discount	$104,976	$95,682

Schedule of Long Term Debt

Long term debt consists of the following:

	As of December 31,
	2017			2016
	Gross Principal Amount	Debt Discount	Total Debt, Net of Debt Discount	Gross Principal Amount	Debt Discount	Total Debt, Net of Debt Discount

Term loan	$9,130	$(65)	$9,065	$10,988	$(143)	$10,845
Capital lease obligation-equipment	12	-	12	12	-	12
Total long-term debt	9,142	(65)	9,077	11,000	(143)	10,857
Less: current portion	1,870	-	1,870	1,871	-	1,871
Long term debt, non-current	$7,272	$(65)	$7,207	$9,129	$(143)	$8,986

Schedule of Maturites of Long Term Debt	The maturities of the long-term debt are as follows:
Years ending December 31,
2018	1,870
2019	1,859
2020	5,413
$9,142